FINANCIAL RISK MANAGEMENT - Sensitivity Analysis of Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI	$ 2,044	$ 1,504
Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI	$ 370	$ 1,614